Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Not Accounted for at Fair Value
The following table includes the estimated fair value and carrying value of those assets and liabilities where the fair value does not approximate the carrying value. The table excludes cash, cash equivalents, and restricted cash, accounts receivable, accounts payable, accrued expenses, and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

		December 31, 2022		December 31, 2023
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
2020 Bonds ( see Note 10)	Level 2	$(100,000)	$(99,000)	$(91,000)	$(91,455)
Secured term loan facilities and revolving credit facilities (see Note 9)	Level 2	$(762,047)	$(762,047)	$(810,497)	$(810,497)